Schedule of Investments

July 31, 2022 (Unaudited)

Schedule of Investments LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (98.7%)
Aerospace & Defense (0.9%)
Moog, Cl A	28,900	$2,475
Vectrus*	25,900	861

		3,336

Agricultural Products (0.9%)
Ingredion	36,900	3,357

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings*	40,500	3,066
Park-Ohio Holdings	16,500	293

		3,359

Aircraft (0.1%)
SkyWest*	22,200	536

Apparel Retail (1.2%)
Foot Locker	43,200	1,226
Genesco*	24,300	1,362
Guess?	60,600	1,146
Shoe Carnival	45,300	988

		4,722

Apparel, Accessories & Luxury Goods (0.7%)
Carter’s	19,000	1,548
G-III Apparel Group*	53,400	1,180

		2,728

Apparel/Textiles (0.2%)
Capri Holdings*	14,500	706

Asset Management & Custody Banks (3.0%)
Affiliated Managers Group	11,900	1,504
Federated Investors, Cl B	41,400	1,412
FS KKR Capital	84,300	1,827
New Mountain Finance	132,800	1,717
Oaktree Specialty Lending	278,200	1,958
PennantPark Investment	195,900	1,277
Prospect Capital	129,300	996
Sixth Street Specialty Lending	42,100	810

		11,501

Automotive (1.9%)
American Axle & Manufacturing Holdings*	177,400	1,581
Dana	111,400	1,867
Goodyear Tire & Rubber*	74,800	918
Modine Manufacturing*	101,800	1,336
Winnebago Industries	28,000	1,690

		7,392

LSV Small Cap Value Fund

	Shares	Value (000)
Automotive Retail (1.4%)
Group 1 Automotive	11,300	$1,999
Penske Automotive Group	16,200	1,855
Sonic Automotive, Cl A	36,200	1,515

		5,369

Banks (13.5%)
Associated Banc-Corp	170,700	3,431
Bank of NT Butterfield & Son	35,000	1,186
Camden National	36,762	1,680
Cathay General Bancorp	52,700	2,198
Citizens Financial Group	49,331	1,873
Federal Agricultural Mortgage, Cl C	16,300	1,798
Financial Institutions	43,990	1,166
First Busey	53,300	1,314
First Commonwealth Financial	96,600	1,432
First Horizon National	102,300	2,287
Flagstar Bancorp	52,300	2,155
Flushing Financial	77,000	1,662
FNB	157,400	1,882
Fulton Financial	109,800	1,833
Great Southern Bancorp	22,200	1,375
Hancock Whitney	51,600	2,519
Hanmi Financial	72,400	1,829
HomeStreet	45,150	1,684
Hope Bancorp	181,300	2,727
Horizon Bancorp	65,642	1,252
Lakeland Bancorp	84,100	1,339
OFG Bancorp	111,700	3,068
Old National Bancorp	136,600	2,378
Peoples Bancorp	48,605	1,503
Popular	34,000	2,641
Synovus Financial	58,600	2,366
Zions Bancorp	28,000	1,527

		52,105

Biotechnology (3.6%)
Catalyst Pharmaceuticals*	191,400	1,960
Emergent BioSolutions*	34,400	1,192
Exelixis*	108,419	2,268
Ironwood Pharmaceuticals, Cl A*	339,300	3,885
United Therapeutics*	19,700	4,552

		13,857

Broadcasting (1.3%)
AUDACY, Cl A*	354,200	225
Gray Television	74,200	1,378
Nexstar Media Group, Cl A	19,200	3,617

		5,220

Building & Construction (3.0%)
American Woodmark*	13,500	678

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Building & Construction (continued)
Apogee Enterprises	35,900	$1,494
Builders FirstSource*	14,100	959
KB Home	30,100	982
MDC Holdings	31,700	1,149
Meritage Homes*	17,200	1,519
Toll Brothers	52,300	2,572
TRI Pointe Homes*	115,600	2,141

		11,494

Building Products (0.4%)
Quanex Building Products	58,460	1,439

Cable & Satellite (0.3%)
Altice USA, Cl A*	107,800	1,133

Chemicals (1.4%)
AdvanSix	58,200	2,287
Chemours	58,900	2,096
Ingevity*	18,200	1,221

		5,604

Commercial Printing (0.7%)
Deluxe	33,000	830
Ennis	60,900	1,331
Quad*	152,000	483

		2,644

Commercial Services (0.5%)
CSG Systems International	29,500	1,925

Commodity Chemicals (0.6%)
Koppers Holdings	40,100	944
Tredegar	49,900	523
Trinseo	24,500	876

		2,343

Construction & Engineering (1.4%)
EMCOR Group	17,200	2,002
Primoris Services	73,200	1,710
Sterling Construction*	67,100	1,725

		5,437

Consumer Products (0.2%)
Johnson Outdoors, Cl A	13,475	907

Diversified REIT’s (1.6%)
American Assets Trust	42,400	1,282
CTO Realty Growth	101,850	2,159
Gladstone Commercial	62,100	1,301
Global Net Lease	94,300	1,423

		6,165

Electrical Components & Equipment (1.4%)
Atkore International Group*	36,600	3,633

LSV Small Cap Value Fund

	Shares	Value (000)
Electrical Components & Equipment (continued)
Energizer Holdings	61,300	$1,810

		5,443

Financial Services (2.7%)
Arbor Realty Trust	116,631	1,939
Lazard, Cl A	61,700	2,324
National Health Investors	37,200	2,412
Navient	124,700	2,054
Regional Management	38,100	1,562

		10,291

Food Distributors (0.8%)
SpartanNash	40,200	1,298
United Natural Foods*	38,400	1,632

		2,930

Food Retail (0.9%)
Sprouts Farmers Market*	119,900	3,314

Forest Products (0.8%)
Louisiana-Pacific	50,600	3,220

Gas/Natural Gas (1.8%)
National Fuel Gas	61,200	4,427
UGI	57,500	2,482

		6,909

Health Care Facilities (1.0%)
Select Medical Holdings	130,200	3,856

Health Care REIT’s (0.9%)
Industrial Logistics Properties Trust	85,200	855
Sabra Health Care	175,900	2,707

		3,562

Health Care Technology (0.2%)
Computer Programs and Systems*	17,900	604

Homefurnishing Retail (0.4%)
Aaron’s	29,600	386
Haverty Furniture	49,300	1,347

		1,733

Hotel & Resort REIT’s (0.7%)
Apple Hospitality	147,700	2,463
Service Properties Trust	65,100	426

		2,889

Household Products, Furniture & Fixtures (0.4%)
Ethan Allen Interiors	68,900	1,584

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Human Resource & Employment Services (0.4%)
Kelly Services, Cl A	64,600	$1,400

Industrial Machinery (1.7%)
Crane Holdings	22,100	2,186
Hillenbrand	66,200	3,059
Mueller Industries	19,521	1,314

		6,559

Industrial REITs (0.3%)
Plymouth Industrial	51,000	982

Insurance (3.6%)
American Equity Investment Life Holding	58,200	2,186
American Financial Group	14,700	1,965
Axis Capital Holdings	53,400	2,696
CNO Financial Group	188,200	3,529
MGIC Investment	154,700	2,187
Universal Insurance Holdings	113,500	1,436

		13,999

Interactive Media & Services (0.2%)
Cars.com*	68,100	801

Internet & Direct Marketing Retail (0.1%)
Qurate Retail	143,500	392

Investment Banking & Brokerage (0.7%)
B Riley Financial	19,300	995
Cowen, Cl A	48,600	1,704

		2,699

IT Consulting & Other Services (0.1%)
Information Services Group	64,886	484

Leasing & Renting (1.7%)
Textainer Group Holdings	87,400	2,969
Triton International	58,600	3,755

		6,724

Leisure Products (0.3%)
Smith & Wesson Brands	84,200	1,225

Machinery (1.2%)
AGCO	23,200	2,527
Timken	21,600	1,412
Wabash National	39,900	721

		4,660

Media & Entertainment (1.1%)
AMC Networks, Cl A*	49,300	1,505
TEGNA	125,800	2,634

		4,139

LSV Small Cap Value Fund

	Shares	Value (000)
Metal & Glass Containers (2.0%)
Greif, Cl A	49,900	$3,524
O-I Glass, Cl I*	130,300	1,917
Silgan Holdings	55,000	2,447

		7,888

Mortgage REIT’s (1.7%)
Apollo Commercial Real Estate Finance	54,000	690
MFA Financial	84,325	1,093
New York Mortgage Trust	260,600	818
Redwood Trust	178,500	1,546
RITHM Capital	216,400	2,361
Western Asset Mortgage Capital	14,170	181

		6,689

Motorcycle Manufacturers (0.5%)
Harley-Davidson	52,100	1,970

Office Equipment (0.4%)
ACCO Brands	190,900	1,369

Office REITs (1.3%)
Brandywine Realty Trust	129,200	1,208
City Office	130,200	1,836
Franklin Street Properties	190,100	721
Office Properties Income Trust	58,300	1,211

		4,976

Oil & Gas Equipment & Services (0.1%)
Bristow Group*	10,600	273

Oil & Gas Exploration & Production (2.1%)
Civitas Resources	26,700	1,574
Matador Resources	43,000	2,485
PDC Energy	65,000	4,270

		8,329

Oil & Gas Refining & Marketing (0.9%)
HF Sinclair	69,900	3,343

Oil & Gas Storage & Transportation (0.3%)
SFL	121,947	1,216

Personal Products (0.8%)
Edgewell Personal Care	36,900	1,468
Nu Skin Enterprises, Cl A	38,500	1,675

		3,143

Petroleum & Fuel Products (1.6%)
Murphy Oil	54,400	1,912
W&T Offshore*	586,000	2,912

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Petroleum & Fuel Products (continued)
World Fuel Services	51,331	$1,423

		6,247

Pharmaceuticals (2.0%)
Amneal Pharmaceuticals*	272,500	965
Innoviva*	193,000	2,767
Prestige Consumer Healthcare*	63,900	3,854

		7,586

Property & Casualty Insurance (0.4%)
First American Financial	27,600	1,601

Regional Banks (1.0%)
Dime Community Bancshares	54,500	1,858
First BanCorp	139,442	2,104

		3,962

Retail (2.0%)
Bloomin’ Brands	62,600	1,277
Dick’s Sporting Goods	19,000	1,778
Ingles Markets, Cl A	28,400	2,711
Kohl’s	33,200	968
Sally Beauty Holdings*	80,000	1,022

		7,756

Retail REIT’s (1.8%)
Cedar Realty Trust	72,500	2,107
Necessity Retail REIT	178,600	1,391
Tanger Factory Outlet Centers	122,200	1,988
Urstadt Biddle Properties, Cl A	71,600	1,318

		6,804

Rubber & Plastic (0.1%)
Tupperware Brands*	45,400	339

Semi-Conductors/Instruments (5.9%)
Amkor Technology	193,900	3,911
Axcelis Technologies*	19,700	1,386
Benchmark Electronics	4,004	102
Cirrus Logic*	18,100	1,547
Diodes*	10,000	814
Jabil	31,500	1,869
Kulicke & Soffa Industries	41,900	2,016
Methode Electronics	50,280	2,074
Sanmina*	57,600	2,652
TTM Technologies*	182,500	2,469
Vishay Intertechnology	98,800	2,041
Vishay Precision Group*	67,180	2,095

		22,976

LSV Small Cap Value Fund

	Shares	Value (000)
Soft Drinks (0.4%)
Coca-Cola Consolidated	3,200	$1,642

Specialized Consumer Services (0.6%)
H&R Block	61,600	2,461

Specialized REIT’s (1.5%)
CoreCivic*	106,600	1,148
CorEnergy Infrastructure Trust	80,400	180
EPR Properties	26,600	1,431
Hersha Hospitality Trust, Cl A*	97,200	980
Uniti Group	227,000	2,263

		6,002

Specialty Stores (0.9%)
Academy Sports &
Outdoors	42,600	1,833
Office Depot*	48,100	1,746

		3,579

Steel & Steel Works (0.7%)
Commercial Metals	31,500	1,248
Warrior Met Coal	43,600	1,392

		2,640

Systems Software (0.8%)
Progress Software	39,000	1,831
Xperi Holding	66,500	1,115

		2,946

Technology Distributors (1.3%)
Avnet	55,900	2,676
ScanSource*	45,525	1,455
SYNNEX	10,400	1,044

		5,175

Telephones & Telecommunications (0.2%)
NETGEAR*	31,900	822

Thrifts & Mortgage Finance (1.3%)
Mr Cooper Group*	36,600	1,649
Premier Financial	36,500	1,039
Radian Group	113,000	2,528

		5,216

Trading Companies & Distributors (1.2%)
Rush Enterprises, Cl A	39,300	1,894
WESCO International*	22,000	2,812

		4,706

Trucking (1.8%)
ArcBest	23,100	2,047
Ryder System	32,100	2,514

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Trucking (continued)
Werner Enterprises	53,700	$2,360

		6,921

TOTAL COMMON STOCK (Cost $352,800)		382,255

	Face Amount (000)
Repurchase Agreement (1.1%)
South Street Securities 1.950%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $ 4,337 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $4,758, 0.750% - 1.875%, 04/30/2026 - 02/15/2032; total market value $ 4,423)	$4,336	4,336

TOTAL REPURCHASE AGREEMENT (Cost $4,336)		4,336

Total Investments – 99.8% (Cost $357,136)		$386,591

Percentages are based on Net Assets of $387,376 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$382,255	$—	$—	$382,255
Repurchase Agreement	—	4,336	—	4,336

Total Investments in Securities	$382,255	$4,336	$—	$386,591

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-004-1900